Components of Accumulated Other Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ 1,002,784	$ 2,232,905
OCI before reclassifications	826,520	(1,159,681)
Amounts reclassified from AOCI	(52,159)	(70,440)
Total other comprehensive income (loss)	774,361	(1,230,121)	340,951
Ending balance	1,777,145	1,002,784	2,232,905
Net Unrealized Gain On Securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	980,777	2,206,473
OCI before reclassifications	825,079	(1,151,346)
Amounts reclassified from AOCI	(49,858)	(74,350)
Total other comprehensive income (loss)	775,221	(1,225,696)
Ending balance	1,755,998	980,777
OTTI Losses In OCI
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	8,814	11,313
OCI before reclassifications	3,114	(6,431)
Amounts reclassified from AOCI	(2,320)	3,932
Total other comprehensive income (loss)	794	(2,499)
Ending balance	9,608	8,814
Net Gain (loss) on Cash Flow Hedging Instruments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	1,020	1,463
OCI before reclassifications	455	(443)
Total other comprehensive income (loss)	455	(443)
Ending balance	1,475	1,020
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	12,343	13,993
OCI before reclassifications	(2,103)	(1,650)
Total other comprehensive income (loss)	(2,103)	(1,650)
Ending balance	10,240	12,343
Pension And Postretirement Plan Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(170)	(337)
OCI before reclassifications	(25)	189
Amounts reclassified from AOCI	19	(22)
Total other comprehensive income (loss)	(6)	167
Ending balance	$ (176)	$ (170)